Share-based compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021 tranche $ / shares shares	Jun. 30, 2020 tranche $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		10,000,000				5,000,000
Remaining shares left for issuance under this plan			1,149,008	1,993,398
Share-based compensation expenses | $			$ 11,203	$ 7,068	$ 3,310
Total unrecognized compensation costs relating to unvested share-based compensation awards | $			$ 22,392	$ 22,334
Expected to be recognized over a weighted average period			26 months
Restricted shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			1 year
Granted (in shares)				1,051,492	67,400
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 10.79	$ 7.84	$ 8.15
Restricted shares | Board of Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)			75,910	1,051,492
Remaining shares expected to vest (in shares)				51,492
Restricted shares | Board of Directors | Requisite Service Period Ending on December 31,2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Remaining shares expected to vest (in shares)				1,000,000
Phantom share units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years
Granted (in shares)			0	0	0
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 0	$ 0	$ 0
Restricted stock units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)			819,381	1,824,786	249,732
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 13.44	$ 7.83	$ 8.90
Restricted stock units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			2 years
Restricted stock units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			5 years
Restricted stock units | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Granted (in shares)		1,500,000
Vesting tranche | tranche		5
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 7.25
Restricted stock units | Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	550,000
Vesting tranche | tranche	5
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 13.44
Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares			$ 0	$ 0	$ 0
Stock options | Chief Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years
Vesting tranche | tranche		5
Granted (in shares)		1,500,000
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 7.80